Leases - Schedule of Movement in Lease Liabilities (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance as of April 1, 2019	$ 520
Additions	172
Additions through business combination (Refer to note 2.10)	32
Finance cost accrued during the period	24
Deletions	(20)
Payment of lease liabilities	(90)
Translation difference	(26)
Balance as of March 31, 2020	$ 612